CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (10,415)	$ (18,072)	$ (7,994)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,834	3,668	4,043
Stock-based compensation	2,862	3,366	5,141
Capital loss	39	27	24
Increase (decrease) in accrued severance pay, net	16	105	(29)
Decrease in other assets	535	1	1,576
Decrease in accrued interest and amortization of premium on marketable securities	804	913	1,238
Decrease (increase) in trade receivables	(3,356)	1,421	(284)
Decrease (increase) in other receivables and prepaid expenses	(1,101)	1,350	699
Decrease (increase) in inventories	(3,448)	(662)	2,934
Decrease (increase) in long-term deferred taxes, net	20	(34)	234
Increase (decrease) in trade payables	1,945	2,582	(3,832)
Increase (decrease) in employees and payroll accruals	(1,178)	1,140	(811)
Increase (decrease) in deferred revenues	3,566	518	(4,248)
Increase (decrease) in other payables and accrued expenses	6,906	3,449	(2,155)
Net cash provided by (used in) operating activities	1,029	(228)	(3,464)
Cash flows from investing activities:
Redemption of (Investment in) restricted deposits	(294)	(428)	203
Redemption of (Investment in) short-term deposits	8,500	(1,222)	12,879
Purchase of property and equipment	(3,485)	(2,833)	(1,582)
Investment in available-for sale marketable securities	(34,777)	(30,123)	(29,695)
Proceeds from redemption or sale of marketable securities	32,651	26,488	33,208
Proceeds from sale of property and equipment			26
Acquisition of Netonomy, net of cash (see schedule A below)	(3,048)
Net cash provided (used in) by investing activities	(453)	(8,118)	15,039
Cash flows from financing activities:
Proceeds from exercise of stock options	418	362	113
Purchase of treasury stock, net			(3,832)
Net cash provided by (used in) financing activities	418	362	(3,719)
Increase (decrease) in cash and cash equivalents	994	(7,984)	7,856
Cash and cash equivalents at the beginning of the year	15,342	23,326	15,470
Cash and cash equivalents at the end of the year	16,336	15,342	23,326
Cash paid (received) during the year for:
Taxes	347	342	175
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	(153)
Equipment and other assets	4
Intangible assets	3,659
Goodwill	870
Total consideration	4,380
Non cash consideration	(1,332)
Payment for acquisition, net of cash	$ 3,048